Derivative financial instruments - Total Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative financial assets	£ 262,572	£ 302,446
Derivative liabilities	(256,883)	(300,775)
Derivatives
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	48,032,325	43,359,755
Fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative financial assets	262,572	302,446
Derivative liabilities	(256,883)	(300,775)
Derivatives held for risk management | Derivatives
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	219,551	189,784
Derivatives held for risk management | Fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for held for risk management	894	566
Derivative liabilities held for risk management	(1,136)	(980)
Derivatives held for trading | Derivatives
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	47,812,774	43,169,971
Derivatives held for trading | Fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	261,678	301,880
Derivative liabilities held for trading	£ (255,747)	£ (299,795)